Employee benefit plans (Information Regarding Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Japanese plans
Change in benefit obligation
Benefit obligation at beginning of year	¥ 1,721,225	¥ 1,657,520
Service cost	78,611	73,256	¥ 64,549
Interest cost	17,509	21,746	24,518
Plan participants' contributions	898	871
Plan amendments	(489)	(381)
Net actuarial (gain) loss	160,983	51,198
Acquisition and other	(138)	(18,523)
Benefits paid	(66,443)	(64,462)
Benefit obligation at end of year	1,912,156	1,721,225	1,657,520
Change in plan assets
Balance at beginning of year	1,447,802	1,244,466
Actual return on plan assets	(94,669)	212,908
Acquisition and other	(88)	(11,341)
Employer contributions	53,060	38,917
Plan participants' contributions	898	871
Benefits paid	(37,767)	(38,019)
Balance at end of year	1,369,236	1,447,802	1,244,466
Funded status	542,920	273,423
Foreign Plans
Change in benefit obligation
Benefit obligation at beginning of year	976,930	705,583
Service cost	47,544	41,147	36,908
Interest cost	40,340	37,993	32,153
Plan participants' contributions	404	575
Plan amendments	(573)	3,217
Net actuarial (gain) loss	(22,332)	116,787
Acquisition and other	(63,107)	91,097
Benefits paid	(15,951)	(19,469)
Benefit obligation at end of year	963,255	976,930	705,583
Change in plan assets
Balance at beginning of year	713,528	580,982
Actual return on plan assets	11,042	59,800
Acquisition and other	(45,801)	74,171
Employer contributions	25,612	14,660
Plan participants' contributions	404	575
Benefits paid	(11,984)	(16,660)
Balance at end of year	692,801	713,528	¥ 580,982
Funded status	¥ 270,454	¥ 263,402